Registration Nos. 333-84639
                                                           811-9521
                Securities and Exchange Commission
                       Washington, DC 20549

                            FORM N-1A

                REGISTRATION STATEMENT UNDER THE
                      SECURITIES ACT OF 1933                X

                 Pre-Effective Amendment No. ____          ___
                  Post-Effective Amendment No. 8            X
                              and/or

                 REGISTRATION STATEMENT UNDER THE
                  INVESTMENT COMPANY ACT OF 1940            X

                         Amendment No. 10                   X

                 (Check appropriate box or boxes)

                        MANAGERS AMG FUNDS
---------------------------------------------------------
       (Exact Name of Registrant as Specified in Charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
---------------------------------------------------------
             (Address of Principal Executive Offices)

                      Philip H. Newman, Esq.
                    Elizabeth Shea Fries, Esq.
                   Goodwin Procter LLP
                          Exchange Place
                      Boston, MA 02109-2881
----------------------------------------------------------
             (Name and Address of Agent for Service)

      As soon as practicable after the effective date of this
                      Registration Statement
-----------------------------------------------------------
          (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

__ Immediately upon filing pursuant to      X  On February 20, 2001 pursuant to
   paragraph (b)                               paragraph (b)
__ 60 days after filing pursuant to         __ On (date) pursuant to paragraph
   paragraph (a)(1)                            (a)(1)
__ 75 days after filing pursuant to         __ On (date) pursuant to paragraph
   (a)(2) of Rule 485                          (a)(2) of Rule 485

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       MANAGERS AMG FUNDS

                FRONTIER SMALL COMPANY VALUE FUND
                      FRONTIER GROWTH FUND
                      _____________________

                           PROSPECTUS


                     DATED     FEBRUARY 20, 2001



-----------------------------------------------------------------
     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                        TABLE OF CONTENTS
                                                             PAGE
                                                             -----
KEY INFORMATION                                               1
     Summary of the Goals, Principal Strategies and
         Principal Risk Factors of the Funds                  1
PERFORMANCE SUMMARY                                           4
     Small Company Value Fund                                 4
     Growth Fund                                              4
FEES AND EXPENSES OF THE FUNDS                                6
     Fees and Expenses                                        6
     Example                                                  6
FRONTIER SMALL COMPANY VALUE FUND                             7
     Objective                                                7
     Principal Investment Strategies                          7
     Should You Invest in this Fund?                          7
FRONTIER GROWTH FUND                                          8
     Objective                                                8
     Principal Investment Strategies                          8
     Should You Invest In This Fund?                          8
MANAGERS AMG FUNDS                                            9
     Small Company Value Fund                                 9
     Growth Fund                                              9
PAST PERFORMANCE OF FRONTIER                                 10
YOUR ACCOUNT                                                 12
     Minimum Investments in the Funds                        12
HOW TO PURCHASE SHARES                                       13
DISTRIBUTION PLAN                                            13
HOW TO SELL SHARES                                           14
INVESTOR SERVICES                                            14
THE FUNDS AND THEIR POLICIES                                 15
ACCOUNT STATEMENTS                                           15
DIVIDENDS AND DISTRIBUTIONS                                  15
TAX INFORMATION                                              16

                                (i)

                         KEY INFORMATION

     This Prospectus contains important information for anyone interested in investing in the FRONTIER SMALL COMPANY VALUE FUND (the "Small Company Value Fund") and/or the FRONTIER GROWTH FUND
(the "Growth Fund" and,    together with the Small Company Value
Fund    , the "Funds"), each a series of MANAGERS AMG FUNDS.  Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Funds on your own goals, risk preferences and investment time horizons.

SUMMARY OF THE GOALS, PRINCIPAL STRATEGIES AND PRINCIPAL RISK
FACTORS OF THE FUNDS

     The following is a summary of the goals, principal strategies and principal risk factors of the Funds.


   FUND         GOAL                PRINCIPAL STRATEGIES     PRINCIPAL RISK FACTORS
   ----         ----                --------------------     ----------------------
SMALL COMPANY  Long-term capital    Invests in the equity     Market Risk
VALUE FUND     appreciation         securities of small       Management Risk
                                    capitalization companies  Sector Risk
                                    that    Frontier believes Small-Cap Company Risk
                                    are undervalued           Value Stock Risk

                                    Invests in companies
                                    that, at the time of
                                    purchase, have market
                                    capitalizations
                                    between $100 million
                                    and $1.5 billion and
                                    are priced below three
                                    (3) times book value

                                    Ordinarily invests in
                                    50 to 100 companies
                                    that are selected from
                                    all sectors of the
                                    market based upon a
                                    bottom-up analysis of
                                    each company's
                                    fundamentals;
                                    currently, the fund
                                    focuses on companies
                                    in the financial
                                    services, consumer
                                    discretionary,
                                    technology, producer
                                    durables, utilities
                                    and materials and
                                    processing sectors
---------------------------------------------------------------------------------------
GROWTH FUND    Long-term capital    Invests primarily in           Market Risk
               appreciation         common stocks of U.S.          Management Risk
                                    companies with the             Growth Stock Risk
                                    potential for long-            Large and Mid-Cap
                                    term growth                      Stock Risk

                                    Invests primarily in           Sector Risk
                                    companies with
                                    capitalizations of at
                                    least    $1     billion,
                                    although it may invest
                                    in companies of any
                                    size

                                    Ordinarily invests in
                                    80 to 120 companies
                                    that are believed to
                                    have superior earnings
                                    growth potential;
                                    companies are selected
                                    from all sectors of
                                    the market based upon
                                    a bottom-up analysis
                                    of each company's
                                    fundamentals;
                                    currently the Fund
                                    focuses on companies
                                    in the technology,
                                    health care, consumer
                                    growth, producer
                                    durables, financial
                                    services and
                                    communications sectors
-------------------------------------------------------------------------------------

     All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Funds. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds. The following is a discussion of the principal risk factors of the Funds.

GROWTH STOCK RISK (GROWTH FUND)

     Growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher
expectations.   If such expectations are not met, or if
expectations are lowered, the prices of the securities will drop. In addition, growth stocks tend to be more sensitive than other stocks to increases in interest rates, which will generally cause the prices of growth stocks to fall. To the extent that the Growth Fund invests in those kinds of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Growth Fund may underperform other stock funds (such as value funds) when stocks of growth companies are out of favor.

LARGE AND MID-CAP STOCK RISK (GROWTH FUND)

     During good market and economic conditions, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies. For these and other reasons, the Growth Fund may underperform other stock funds (such as small-company stock funds) when stocks of large and medium-sized companies are out of favor.

MARKET RISK

     The Funds are subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of the Funds' portfolios of investments is also likely to decrease in value. The increase or decrease in the value of the Funds' investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

MANAGEMENT RISK

     The Funds are subject to management risk because they are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Funds to underperform other funds with similar objectives. The success of the Funds' investment strategy depends significantly on the skill of Frontier Capital Management Company, LLC ("Frontier") in assessing the potential of the securities in which the Funds invest. Frontier will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired result.

SECTOR RISK

     Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease. To the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

SMALL-CAP COMPANY RISK (SMALL COMPANY VALUE FUND)

     Small capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, the Small Company Value Fund may underperform other stock funds (such as large-company stock funds) when stocks of smaller companies are out of favor.

VALUE STOCK RISK (SMALL COMPANY VALUE FUND)

     "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. With value investing, a stock may not achieve its expected value because the circumstances causing it to be underpriced do not change. For this reason, the Small Company Value Fund may underperform other stock funds (such as larger company growth stock funds) when smaller company value stocks are out of favor.

                       PERFORMANCE SUMMARY

SMALL COMPANY VALUE FUND

     Because the Small Company Value Fund has not completed a full calendar year's operations, performance information is not included in this Prospectus. Information regarding Frontier's performance with respect to a proprietary benefit plan account that was continuously managed by Frontier with investment objectives, policies and strategies substantially similar to those of the Small Company Value Fund is provided elsewhere in this prospectus. See "Past Performance of Frontier."

GROWTH FUND

     The following bar chart illustrates the risks of investing in the Growth Fund by showing, for periods prior to the Growth
Fund's inception on    October 2    , 2000, the year-by-year total
return of Frontier Growth Fund, L.P., the predecessor to the Growth Fund. The chart illustrates how the performance of the predecessor fund has varied over the past ten years, assuming that all dividend and capital gain distributions have been reinvested. The predecessor fund began operations on March 7, 1988, and its objectives, policies, guidelines and restrictions were, in all material respects, the same as the Growth Fund's.
The predecessor fund was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the predecessor fund had been registered as a mutual fund, the predecessor fund's performance may have been adversely affected. The performance of the predecessor fund was calculated according to the standardized SEC method, except that quarterly rather than daily fund values were used. Past performance does not guarantee future results.

            ANNUAL RETURNS - LAST TEN CALENDAR YEARS*

                        1991   56.68%
                        1992   8.77%
                        1993   5.34%
                        1994   -5.13%
                        1995   26.08%
                        1996   16.25%
                        1997   15.47%
                        1998   31.65%
                        1999   42.59%
                        2000   -2.82%

       Best Quarter:*        33.23%        (4th Quarter 1998)
       Worst Quarter:*      -18.18%        (3rd Quarter 1998)


     *Reflects performance of predecessor fund for periods prior
to the Growth Fund's inception on    October 2, 2000    .


     The following table compares the Growth Fund's performance to that of a broadly based securities market index. Again, the table assumes that dividends and capital gain distributions have been reinvested for the Growth Fund and the applicable Index. As always, the past performance of the Growth Fund is not an indication of how the Growth Fund will perform in the future.

     AVERAGE ANNUAL TOTAL RETURNS (AS A PERCENTAGE) AS OF
12/31/00*

                1 YEAR           5 YEARS         10 YEARS
                ------           -------         --------

Growth Fund     -2.82%           19.62%          18.05%
S&P 500 Index   -9.11%           18.35%          17.47%


     *Reflects performance of predecessor fund for periods prior
to the Growth Fund's inception on   October 2, 2000    .

                 FEES AND EXPENSES OF THE FUNDS

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY
IF YOU BUY AND HOLD SHARES OF THE FUNDS.

FEES AND EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of the offering price)                None
Maximum Deferred Sales Charge (Load)                     None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends
  and Other Distributions                                None
Maximum Account Fee                                      None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

                                     SMALL COMPANY    GROWTH
                                     VALUE FUND       FUND
                                     -------------    -------
Management Fee                         1.10%          0.85%
Distribution (12b-1) Fees              0.25%          0.25%
Other Expenses                         0.43%1         0.19%1
                                       -----          -----
Total Annual Fund Operating Expenses   1.78%          1.29%
Fee Waiver and Reimbursement           -0.29%2        -0.05%2
                                       ------         ------
Net Annual Fund Operating Expenses     1.49%          1.24%
                                       ======         ======

     1Because the Funds are new, the "Other Expenses" of the
Funds are based on annualized projected expenses and average net
assets for the fiscal    years     ending September 30, 2001.

     2The Managers Funds LLC and Frontier have contractually
agreed        to limit Net Annual Fund Operating Expenses to    1.49%     and
1.24% of the Small Company Value Fund's and the Growth Fund's
average annual net assets, respectively, subject to later
reimbursement by the respective Fund in certain circumstances.
See "Managers AMG Funds."     This agreement will not terminate
earlier than September 30, 2002.


EXAMPLE

     The following Example will help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

                               1 YEAR   3 YEARS
                               ------   -------

SMALL COMPANY VALUE FUND        $152      $515
GROWTH FUND                     $126      $399


     The Example reflects the impact of each Fund's contractual
expense limitation for the period through    September 30, 2002
covered by the Example.

     The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

                FRONTIER SMALL COMPANY VALUE FUND

OBJECTIVE

     The Small Company Value Fund's objective is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Small Company Value Fund invests    at least 80% of its net
assets     in equity securities of small capitalization companies       .
   Currently, the term "small capitalization companies" refers to companies that, at the time of purchase, have market
capitalizations between $100 million and $1.5 billion.     Frontier
selects stocks that it believes are undervalued     and are priced
below three (3) times book value.  The Small Company Value Fund's equity investments will consist of common stocks, preferred
stocks and convertible preferred stocks.  Ordinarily, the Small
Company Value Fund invests in 50 to    100     companies that are
selected based upon a bottom-up analysis of each company's fundamentals. Currently, the Small Company Value Fund focuses on companies in the financial services, consumer discretionary, technology, producer durables, utilities and materials and processing sectors.


    Frontier serves as sub-adviser to the Small Company Value
Fund. Frontier's investment process will emphasize valuation and earnings potential. Frontier evaluates companies for investment using traditional bottom-up fundamental research methods including assessments of earnings quality, return on capital, earnings potential compared to consensus estimates, quality of
management, financial leverage    (a comparison of corporate debt to
equity), growth t    rends, insider buying and internal or external
catalysts to improved performance. In addition to price to book value, the valuation metrics to be reviewed include market capitalization to revenue, free cash flow yield, enterprise value to earnings, comparison to private market value, and investment risk/reward. Generally, Frontier will sell a security if the company's earnings fundamentals are deteriorating, or if it believes valuations are above sustainable or historical levels.

     For temporary or defensive purposes, the Small Company Value Fund may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Small Company Value Fund is invested in these instruments, the Small Company Value Fund will not be pursuing its investment objective.

SHOULD YOU INVEST IN THIS FUND?

     This Fund MAY be suitable if you:

     *    Are seeking exposure to equity markets

     * Are willing to accept a higher degree of risk for the opportunity of higher potential returns

     *    Have an investment time horizon of five years or more


     This Fund MAY NOT be suitable if you:

     *    Are seeking stability of principal

     *    Are investing with a shorter time horizon in mind

     *    Are uncomfortable with stock market risk

     *    Are seeking current income

-----------------------------------------------------------------
WHAT ARE YOU INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies industries and markets. This Fund is not a complete investment program and there is no guarantee that it will reach its stated goals.
-------------------------------------------------------------------

                      FRONTIER GROWTH FUND

OBJECTIVE

     The Growth Fund's objective is to achieve long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

     The Growth Fund invests primarily in common stocks of U.S. companies with the potential for long-term growth. Although the Growth Fund may invest in companies of any size, the Growth Fund will invest primarily in companies with market capitalizations greater than $1 billion. Ordinarily, the Growth Fund invests in 80 to 120 companies that Frontier believes have superior earnings growth potential. Companies are selected from all sectors of the market based upon a bottom-up analysis of each company's fundamentals. Currently, the Growth Fund focuses on companies in the technology, health care, consumer growth, producer durables, financial services and communications sectors. Generally, the Growth Fund limits its investments in any specific company to 5% of its assets.

     Frontier serves as sub-adviser to the Growth Fund. Frontier's investment process begins with the identification of business sectors it believes possess above-average growth potential. Frontier seeks to identify such economic sectors based upon an analysis of economic, political, and other relevant trends. Frontier then seeks to identify a limited number of major industries in such sectors as likely beneficiaries of these trends. Further industry research is conducted through company visits, attendance at industry conferences and meetings with Wall Street analysts. Frontier then looks for individual investments through a combination of computerized screening and traditional fundamental investment research. The computerized screening techniques developed by Frontier focus on companies with dividend growth, equity growth, earnings growth, earnings momentum, and earnings surprises. Once the systematic screening of companies is complete, a focus list of several hundred companies is developed. This list of companies is then analyzed using traditional fundamental research methods including an assessment of management strengths, corporate strategy, product positioning and financial outlook.

     For temporary or defensive purposes, the Growth Fund may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Growth Fund is invested in these instruments, the Growth Fund will not be pursuing its investment objective.

SHOULD YOU INVEST IN THIS FUND?

     This Fund MAY be suitable if you:

     * Are seeking an opportunity for some equity returns in your investment portfolio

     * Are willing to accept a higher degree of risk for the opportunity of higher potential returns

     *    Have an investment time horizon of five years or more


     This Fund MAY NOT be suitable if you:

     *    Are seeking stability of principal

     *    Are investing with a shorter time horizon in mind

     *    Are uncomfortable with stock market risk

     *    Are seeking current income

-----------------------------------------------------------------
WHAT ARE YOU INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies industries and markets. This Fund is not a complete investment program and there is no guarantee that it will reach its stated goals.
------------------------------------------------------------------

                         MANAGERS AMG FUNDS


     Managers AMG Funds is a no-load mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. Frontier Small Company Value Fund and Frontier Growth Fund are two of the funds in the fund family.


     The Managers Funds LLC (the "Investment Manager" or    "TMF")    ,
a subsidiary of Affiliated Managers Group, Inc., serves as
investment manager to the Funds and is responsible for each
Fund's overall administration.  The Investment Manager also
monitors the performance, security holdings and investment
strategies of Frontier, the sub-adviser of the Funds and, when appropriate, evaluates any potential new asset managers for the
fund family.     Managers Distributors, Inc. (the "Distributor"), a
wholly owned subsidiary of TMF, serves as the distributor for each Fund.

     Frontier has day-to-day responsibility for managing each Fund's portfolio. Frontier, located at 99 Summer Street, Boston, Massachusetts 02110, is the successor firm to Frontier Capital Management Company, Inc., which was formed in 1980. Affiliated Managers Group, Inc. indirectly owns a majority interest in
Frontier.  As of    January 1, 2001    , Frontier had assets under
management of approximately    $4.8     billion.

SMALL COMPANY VALUE FUND

     Thomas W. Duncan, Jr. and William A. Teichner, CFA are the portfolio managers for the Small Company Value Fund. Mr. Duncan is a Vice President of Frontier, a position he has held since 1996. Prior to that time, Mr. Duncan was a Research Analyst with Frontier from 1993. Mr. Teichner is also a Vice President of Frontier, a position he has held since 1995.

     The Small Company Value Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 1.10% of the average daily net assets of the Small Company Value Fund. The Investment Manager, in turn, pays Frontier 1.10% of the average daily net assets of the Small Company Value Fund for its services as sub-adviser. Under its investment management agreement with the Small Company Value Fund, the Investment Manager provides a variety of administrative services to the Small Company Value Fund.

     The Investment Manager has contractually agreed, through
   September 30, 2002    , to waive fees and pay or reimburse the Small
Company Value Fund to the extent total expenses of the Small
Company Value Fund exceed    1.49%     of the Small Company Value Fund's
average daily net assets.  The Small Company Value Fund is
obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within 3 years after the waiver or reimbursement and that such repayment would not cause the Small Company Value Fund's
expenses in any such future year to exceed    1.49%     of the Small
Company Value Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment
Manager, Frontier from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

GROWTH FUND

     J. David Wimberly, CFA, and Stephen M. Knightly, CFA, are the portfolio managers for the Growth Fund. Mr. Wimberly is the Chairman of Frontier, a position he has held since 1980. Mr. Knightly is a Vice President of Frontier, a position he has held since December 1994.

     The Growth Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets of the Growth Fund. The Investment Manager, in turn, pays Frontier 0.85% of the average daily net assets of the Growth Fund for its services as sub-adviser. Under its investment management agreement with the Growth Fund, the Investment Manager provides a variety of administrative services to the Growth Fund.

     The Investment Manager has contractually agreed, through
   September 30, 2002    , to waive fees and pay or reimburse the Growth
Fund to the extent total expenses of the Fund exceed 1.24% of the Growth Fund's average daily net assets. The Growth Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within 3 years after the waiver or reimbursement and that such repayment would not cause the Growth Fund's expenses in any such future year to exceed 1.24% of the Growth Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Frontier from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.


                  PAST PERFORMANCE OF FRONTIER

     The table below sets forth the investment performance for
the period from January 1, 1999 to December 31, 2000 of a proprietary benefit plan account that was continuously managed by Frontier with investment objectives, policies and strategies substantially similar to those of the Small Company Value Fund
(the "Proprietary Account").  The Proprietary Account's
investment performance has been adjusted to give effect on a
quarterly basis to fees and expenses in the amount of    1.49%    ,
which is the expense ratio of the Small Company Value Fund, net of contractual waivers and reimbursements. The chart illustrates how the performance of the Proprietary Account has varied over the past 8 quarters, assuming that all dividend and capital gain distributions have been reinvested.

     The table compares the Proprietary Account's performance to the Russell 2000 Value Index. The Russell 2000 Value Index measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values which are among the 2,000 smallest companies in the Russell 3000 Index (which itself represents the performance of the 3,000 largest U.S. companies based on total market capitalization). Although used as a benchmark, the performance of the Russell 2000 Value Index may not be comparable to the Proprietary Account because, unlike the performance of the Proprietary Account, the performance of the Russell 2000 Value Index has not been adjusted for any fees or expenses.

                              PROPRIETARY   RUSSELL 2000
                                ACCOUNT      VALUE INDEX


Total Annual Return (1999)       30.19%         -1.49%


Quarterly Return
----------------
March 31, 1999                   -6.98%         -9.69%
June 30, 1999                    27.79%         16.56%
September 30, 1999               -3.01%         -7.82%
December 31, 1999                12.92%         1.53%

Total Annual Return (2000)       50.27%         22.83%


Quarterly Return
-----------------
March 31, 2000                   10.47%         3.82%
June 30, 2000                    10.46%         1.95%
September 30, 2000               10.33%         7.34%
December 31, 2000                11.62%         8.11%

Total Cumulative Return          95.64%         21.00%
(January 1, 1999 to December
31, 2000)


Average Annual Total Return:
1 Year                           50.27%        22.83%
2 Years                          39.87%        10.00%

     The information provided does not represent the performance of the Small Company Value Fund, which had not commenced
operations as of    February 20, 2001     and has a limited performance
record of its own. The following information should not be considered a prediction of future performance of the Small
Company Value Fund. The Small Company Value Fund's performance may be higher or lower than that shown above.

     The Proprietary Account is not subject to the same types of expenses to which the Small Company Value Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended (the "1940 Act") or the Internal Revenue Code of 1986, as amended (the "Code"). The performance of the Proprietary Account might have been less favorable had the Proprietary Account been subject to these requirements, restrictions and limitations. Past performance does not guarantee future results.

                          YOUR ACCOUNT


     As an investor, you pay no sales charges to invest in the Funds and you pay no charges to redeem out of the Funds. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (NYSE) is open for trading. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. Each Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

     Each Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

MINIMUM INVESTMENTS IN THE FUNDS

     Cash investments in the Funds must be in U.S. Dollars.
Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the applicable Fund or State
Street Bank and Trust Company will be accepted.

     The following provides the minimum initial and additional investments in the Funds:

                         INITIAL          ADDITIONAL
                       INVESTMENT        INVESTMENT
                       ----------        ------------
Regular Accounts        $25,000             $1,000
Traditional IRA          25,000              1,000
Roth IRA                 25,000              1,000

     The Funds or the underwriter may, in their discretion, waive the minimum and initial investment amounts at any time.

     If you invest through a third party such as a bank, broker-dealer or other fund distribution organization, rather than directly with the Trust, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Funds may also participate in programs with many national brokerage firms which limit the transaction fees for the shareholder and may pay fees to these firms for participation in these programs.

--------------------------------------------------------------------
A TRADITIONAL IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

You should consult your tax professional for more information on IRA accounts.

---------------------------------------------------------------------

                     HOW TO PURCHASE SHARES



                      INITIAL PURCHASE      ADDITIONAL PURCHASES
                      ----------------     ----------------------

THROUGH YOUR          Contact your          Send any additional
INVESTMENT ADVISOR    investment advisor    monies to your
                      or other investment   investment
                      professional.         professional at the
                                            address appearing on
                                            your account
                                            statement.

ALL SHAREHOLDERS:     Complete the account  Write a letter of
                      application.          instruction and a
*    By Mail          Mail the application  check payable to
                      and a check payable   Managers AMG Funds
                      to Managers AMG       to:
                      Funds to:
                      Managers AMG Funds
                      c/o Boston Financial  Managers AMG Funds
                      Data Services, Inc.   c/o Boston Financial
                      P.O. Box 8517         Data Services, Inc.
                      Boston, MA 02266-     P.O. Box 8517
                      8517                  Boston, MA 02266-
                                            8517

                                            Include your account
                                            # and Fund name on
                                            your check
By Telephone          Not Available         If your account has
                                            already been
                                            established, call
                                            the Transfer Agent
                                            at (800) 252-0682.
                                            The minimum
                                            additional
                                            investment is $1,000

By Internet           Not Available         If your account has
                                            already been
                                            established, see our
                                            website at
                                            http://www.managersa
                                            mg.com.  The minimum
                                            additional
                                            investment is $1,000

------------------------------------------------------------------------

     FOR BANK WIRES: Please call and notify the Fund at (800) 252-0682. Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN Managers AMG Funds A/C 9905-472-8, FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.


                        DISTRIBUTION PLAN

     The Funds have adopted a distribution plan to pay for the marketing of each Fund's shares. Under the plan, the Board of Trustees has authorized payments at an annual rate of up to 0.25%
of each Fund's average daily net assets to the    Distributor     for
providing distribution services.     Because fees for the marketing
of each Fund's shares are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment in a Fund and may cost more than other types of applicable sales charges.

                       HOW TO SELL SHARES

     You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's Transfer Agent receives your order. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.



                                    INSTRUCTIONS
-------------------------------------------------------------------
THROUGH YOUR          Contact your investment advisor or other
INVESTMENT ADVISER    investment professional.\

ALL SHAREHOLDERS:
*    By Mail          Write a letter of instruction containing:

                        *    the name of the Fund
                        *    dollar amount or number of shares to
                             be sold
                        *    your name
                        *    your account number
                        *    signatures of all owners on account

                      Mail letter to:

                        Managers AMG Funds
                        c/o Boston Financial Data Services,
                        Inc.
                        P.O. Box 8517
                        Boston, MA 02266-8517

*    By Telephone     If you elected telephone redemption
                      privileges on your account application,
                      call us at (800) 252-0682.

*    By Internet      See our website at
                      http://www.managersamg.com

---------------------------------------------------------------------------

     Redemptions of    $50,000     and over require a signature
guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and securities dealers. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

     Telephone redemptions are available only for redemptions
which are below    $50,000    .


                        INVESTOR SERVICES

     Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

     Automatic Investments allows you to make automatic deductions from a designated bank account.

     Systematic Withdrawals allows you to make automatic monthly withdrawals of $100 or more. Withdrawals are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the withdrawal will be completed on the next business day.

     Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

     The Funds have an Exchange Privilege which allows you to exchange your shares of the Funds for shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II. There is no fee associated with the Exchange Privilege. Be sure to read the Prospectus of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or

Managers Trust II that you wish to exchange into. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional.

     The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.


                  THE FUNDS AND THEIR POLICIES

     The Funds are series of a "Massachusetts business trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, divide these series or any other series into two or more classes of shares with different preferences, privileges, and expenses.

     The Funds reserve the right to:

     * redeem an account if the value of the account falls below $25,000 due to redemptions;

     * suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

     *    change the minimum investment amounts;

     * delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

     * make a redemption-in-kind (a payment in portfolio securities instead of in cash) if we determine that a redemption is too large and/or may cause harm to the Fund and its shareholders;

     * refuse any purchase or exchange request if we determine that such request could adversely affect the Fund's NAV, including if such person or group has engaged in excessive trading (to be determined in our discretion);

     * after prior warning and notification, close an account due to excessive trading; and

     * terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions.


                       ACCOUNT STATEMENTS

     You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV in January, detailing the tax characteristics of any dividends and distributions that you have received in your account, whether taken in cash or as additional shares. You will also receive a confirmation after each trade executed in your account.


                   DIVIDENDS AND DISTRIBUTIONS

     Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December.

     We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

                         TAX INFORMATION

     Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from the Funds.

     All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, whether you receive the distribution in cash or reinvest it for additional shares.
An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax.

     Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

     Federal law requires the Funds to withhold taxes on distributions paid to shareholders who;

     * fail to provide a social security number or taxpayer identification number;

     * fail to certify that their social security number or taxpayer identification number is correct; or

     *    fail to certify that they are exempt from withholding.

     * The initial investors in the Funds are expected to include clients of Frontier, some of whom may invest by means of a contribution of securities in exchange for shares of the Funds in which no current tax will be incurred. In connection with these transactions, each investor's tax basis in the contributed securities will carry over to the Fund in which they invest, which basis may be lower than the current market value of the securities. When a Fund subsequently sells these contributed securities, the Fund may realize a larger gain (or smaller loss) for tax purposes than would have been the case if the same securities had been purchased directly by the Fund with cash.
          The larger gain (or smaller loss) may result in shareholders accelerating (or deferring) the federal income tax liability they otherwise would have incurred in the absence of the tax-free contribution of securities.

                       MANAGERS AMG FUNDS
                FRONTIER SMALL COMPANY VALUE FUND
                      FRONTIER GROWTH FUND

INVESTMENT MANAGER AND FUND DISTRIBUTOR
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

SUB-ADVISER
Frontier Capital Management Company, LLC
99 Summer Street
Boston, Massachusetts 02110

DISTRIBUTOR

Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut  06854-2325

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
Boston Financial Data Services, Inc.
Attn:  Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey*
Edward J. Kaier
Eric Rakowski

*Interested Person

For More Information

     Additional information for the Funds, including the Statement of Additional Information, is available to you without charge and may be requested as follows:

          By Telephone:      Call 1-800-835-3879


          By Mail:           Managers AMG Funds
                             40 Richards Avenue
                             Norwalk, CT 06854


          On the Internet:   Electronic copies are available on
                             our website at http://www.managersamg.com


     A current Statement of Additional Information for each Fund is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus). Text-only copies are available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 (202-942-8090). Information about the Funds also may be reviewed and copied at the SEC's Public Reference Room.

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-9521

                       MANAGERS AMG FUNDS

                FRONTIER SMALL COMPANY VALUE FUND

                      FRONTIER GROWTH FUND

                  ____________________________

               STATEMENT OF ADDITIONAL INFORMATION

                     DATED    FEBRUARY 20, 2001

_________________________________________________________________

     You can obtain a free copy of the Prospectus of the Frontier Small Company Value Fund (the "Small Company Value Fund") and the Frontier Growth Fund (the "Growth Fund and, collectively with the Small Company Value Fund, the "Funds") by calling Managers AMG Funds at (800) 835-3879. The Prospectus provides the basic
information about investing in the    Funds    .

     This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with the Funds' Prospectus.


                        TABLE OF CONTENTS
                                                                    PAGE
                                                                    ----
GENERAL INFORMATION                                                  1
INVESTMENT OBJECTIVES AND POLICIES                                   1
 INVESTMENT TECHNIQUES AND ASSOCIATED RISKS                          2
 DIVERSIFICATION REQUIREMENTS FOR THE FUNDS                          6
 FUNDAMENTAL INVESTMENT RESTRICTIONS                                 7
 TEMPORARY DEFENSIVE POSITION                                        8
 PORTFOLIO TURNOVER                                                  8
BOARD OF TRUSTEES AND OFFICERS OF THE TRUST                          8
 TRUSTEES' COMPENSATION                                             10
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                 10
 CONTROL PERSONS                                                    10
 MANAGEMENT OWNERSHIP                                               11
MANAGEMENT OF THE FUND                                              11
 INVESTMENT MANAGER AND SUB-ADVISER                                 11
 COMPENSATION OF INVESTMENT MANAGER AND SUB-ADVISER BY THE FUND     12
 FEE WAIVERS AND EXPENSE LIMITATIONS                                12
 INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS                  12
 REIMBURSEMENT AGREEMENT                                            13
 CODE OF ETHICS                                                     14

 DISTRIBUTION ARRANGEMENTS                                          14

 CUSTODIAN                                                          14
 TRANSFER AGENT                                                     14
 INDEPENDENT PUBLIC ACCOUNTANTS                                     14
BROKERAGE ALLOCATION AND OTHER PRACTICES                            15
PURCHASE, REDEMPTION AND PRICING OF SHARES                          15
 PURCHASING SHARES                                                  15
 REDEEMING SHARES                                                   16
 EXCHANGE OF SHARES                                                 17
 NET ASSET VALUE                                                    17
 DIVIDENDS AND DISTRIBUTIONS                                        17
 DISTRIBUTION PLAN                                                  17
CERTAIN TAX MATTERS                                                 18
 FEDERAL INCOME TAXATION OF FUNDS-IN GENERAL                        18
 TAXATION OF THE FUNDS' INVESTMENTS                                 18
 FEDERAL INCOME TAXATION OF SHAREHOLDERS                            19
 FOREIGN SHAREHOLDERS                                               19
 STATE AND LOCAL TAXES                                              20
 OTHER TAXATION                                                     20
PERFORMANCE DATA                                                    20
 TOTAL RETURN                                                       20
 PERFORMANCE COMPARISONS                                            21
 MASSACHUSETTS BUSINESS TRUST                                       21
 DESCRIPTION OF SHARES                                              21
 ADDITIONAL INFORMATION                                             23

                               (i)

                       GENERAL INFORMATION

     This Statement of Additional Information relates only to the Frontier Small Company Value Fund and the Frontier Growth Fund.
Each Fund is a series of shares of beneficial interest of Managers AMG Funds, a no-load mutual fund family, formed as a Massachusetts business trust (the "Trust"). The Trust was organized on June 18, 1999.

     This Statement of Additional Information describes the financial history, management and operation of the Funds, as well as each Fund's investment objectives and policies. It should be read in conjunction with each Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

     The Managers Funds LLC, a subsidiary of Affiliated Managers
Group, Inc., serves as investment manager to the Funds and is
responsible for the overall administration        of the Funds.  See
"Management of the Funds."

               INVESTMENT OBJECTIVES AND POLICIES

     The following is additional information regarding the investment objectives and policies used by each Fund in an attempt to achieve its objective as stated in its Prospectus. The Funds are both diversified open-end management investment companies.

SMALL COMPANY VALUE FUND

     The Small Company Value Fund invests    at least 80% of its net
assets     in equity securities of small capitalization companies.
   Currently, the term "small capitalization companies" refers to companies that, at the time of purchase, have market capitalizations of between $100 million and $1.5 billion.
   Frontier selects stocks that it believes are undervalued     and are
priced below three (3) times book value. The Small Company Value Fund's equity investments will consist of common stocks, preferred stocks and convertible preferred stocks.  Ordinarily,
the Small Company Value Fund invests in 50 to   100    companies that
are selected based upon a bottom-up analysis of each company's fundamentals. Currently, the Small Company Value Fund focuses on companies in the financial services, consumer discretionary, technology, producer durables, utilities and materials and processing sectors.

     Frontier serves as sub-advisor to the Small Company Value
Fund.  Frontier's investment process will emphasize valuation and earnings potential.  Frontier evaluates companies for investment using traditional bottom-up fundamental research methods
including assessments of earnings quality, return on capital, earnings potential compared to consensus estimates, quality of
management, financial leverage       (a comparison of corporate debt to
equity), growth trends, insider buying and internal or external catalysts to improved performance. In addition to price to book value, the valuation metrics to be reviewed include market capitalization to revenue, free cash flow yield, enterprise value to earnings, comparison to private market value, and investment risk/reward. Generally, Frontier will sell a security if the company's earnings fundamentals are deteriorating, or if it believes valuations are above sustainable or historical levels.

GROWTH FUND

     The Growth Fund invests primarily in   common stocks    of U.S.
companies with the potential for long-term growth. Although the Growth Fund may invest in companies of any size, the Growth Fund will invest primarily in companies with market capitalizations greater than $1 billion. Ordinarily, the Growth Fund invests in
80 to 120 companies   that Frontier believes have superior earnings
growth potential.  Companies are selected from all sectors     of the
market    based upon a bottom-up analysis of each company's
fundamentals    .

     Currently, the Growth Fund focuses in the technology, health care, consumer growth, producer durables, financial services and communications sectors. Generally, the Growth Fund limits its investments in any specific company to 5% of its assets.

     Frontier serves as sub-adviser to the Growth Fund. Frontier's investment process begins with the identification of business sectors it believes possess above-average growth potential. Frontier seeks to identify such economic sectors based upon an analysis of economic, political, and other relevant trends. Frontier then seeks to identify a limited number of major industries in such sectors as likely beneficiaries of these trends. Further industry research is conducted through company visits, attendance at industry conferences and meetings with Wall Street analysts. Frontier then looks for individual investments through a combination of computerized screening and traditional fundamental investment research. The computerized screening techniques developed by Frontier focus on companies with dividend growth, equity growth, earnings growth, earnings momentum, and earnings surprises. Once the systematic screening of companies is complete, a focus list of several hundred companies is developed. This list of companies is then analyzed using traditional fundamental research methods including an assessment of management strengths, corporate strategy, product positioning and financial outlook.

INVESTMENT TECHNIQUES AND ASSOCIATED RISKS

     The following are descriptions of the types of securities that may be purchased by the Funds. Also see "Quality and Diversification Requirements of the Funds."

     (1) Cash Equivalents. The Funds may invest in cash equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

     Bankers Acceptances. The Funds may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

     Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

     Certificates of Deposit. The Funds may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

     Commercial Paper. The Funds may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months. Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

     Repurchase Agreements. The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Board of Trustees. In a repurchase agreement, a Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Funds enter into repurchase agreements for more than seven days.

     Repurchase agreements could have certain risks that may adversely affect the Funds. If a seller defaults, the Funds may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

     (2) Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

     The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Funds will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Funds will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Funds will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

     (3) Emerging Market Securities. The Funds may invest some of their assets in the securities of emerging market countries. Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

     Investors should be aware that the value of a Fund's investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect a Fund's operations and the ability to obtain a judgment against an issuer in an emerging market country.

     (4) Foreign Securities. The Funds may invest in foreign securities either directly or indirectly in the form of American Depository Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

     Investors should be aware that the value of a Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect a Fund's operations. It may also be difficult to obtain a judgment against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

     Forward Foreign Currency Exchange Contracts. The Funds may purchase or sell equity securities of foreign countries. Therefore, substantially all of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon date and price. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be referred to as a "cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S. Dollars.

     In such a contract, a Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts. Generally, the Funds will not enter into contracts that are greater than 90 days.

     Forward foreign currency contracts have additional risks.
It may be difficult to determine the market movements of the currency. The value of a Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Funds may incur costs in converting foreign currency.

     If the Funds engage in an offsetting transaction, the Funds will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where a Fund enters into a transaction with the bank upon maturity of the original contract. The Funds must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

     Foreign Currency Considerations. The Funds may invest some of their assets in securities denominated in foreign currencies. The Funds will compute and distribute the income earned by the Funds at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. Dollar between the time that the Funds earn the income and the time that the income is converted into U.S. Dollars, the Funds may be required to sell their securities in order to make distributions in U.S. Dollars. As a result, the liquidity of a Fund's securities may have an adverse affect on such Fund's performance.

     (5) Futures Contracts. The Funds may buy and sell futures contracts and options on future contracts to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs, or protect the value of their portfolios against changes in the prices of the securities in which they invest. When the Funds buy or sell a futures contract, the Funds must segregate cash and/or liquid securities equivalent to the value of the contract.

     There are additional risks associated with futures contracts. It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Funds desire to do so.

     Equity Index Futures Contracts. The Funds may enter into equity index futures contracts. An equity index futures contract is an agreement for the Funds to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Funds enter into this type of contract, the Funds make a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

     (6) Illiquid Securities, Private Placements and Certain Unregistered Securities. The Funds may invest in privately placed, restricted, Rule 144A or other unregistered securities. Neither Fund may acquire illiquid holdings if, as a result, more than 15% of that Fund's total assets would be in illiquid investments. Subject to this Fundamental policy limitation, the Funds may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in the relevant Fund's portfolio. The price a Fund's portfolio may pay for illiquid securities or may receive upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

     The Funds may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by The Managers Funds LLC and approved by the Trustees. The Trustees will monitor these guidelines on a periodic basis.

     Investors should be aware that the Funds may be subject to a risk if the Funds should decide to sell these securities when a buyer is not readily available and at a price which the Funds believe represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, the Funds may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Funds may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Funds may obtain a less favorable price than was available when it had first decided to sell the security.

     (7) Obligations of Domestic and Foreign Banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions.
General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

     (8) Option Contracts. Covered Call Options. The Funds may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. Written call options must be listed on a national securities exchange or a futures exchange.

     A call option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price.
A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

     The Funds may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Funds make a closing purchase transaction when they buy a call option on the same security or contract with has the same price and expiration date. As a result, the Funds will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

     There are risks associated with writing covered call options. The Funds are required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Funds may increase due to the writing of a covered call option.

     Covered Put Options. The Funds may write ("sell") covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

     A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

     The Funds may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Funds make a closing purchase transaction when they buy a put option on the same security or contract with the same price and expiration date. As a result, the Funds will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

     There are risks associated with writing covered put options. The Funds are required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Funds may increase due to the writings of a covered put option.

     Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The bank's creditworthiness and financial strength are judged by the Sub-Adviser and must be determined to be as good as the creditworthiness and strength of the banks to whom the Funds lend portfolio securities.

     Puts and Calls. The Funds may buy options on individual stocks, equity indices and equity futures contracts. The Funds' purpose in buying these puts and calls is to protect against an adverse affect in changes of the general level of market prices in which the Funds operate. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

     (9) Rights and Warrants. The Funds may purchase rights and warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

     (10) Securities Lending. The Funds may lend portfolio securities in order to realize additional income. This lending is subject to each Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a seller defaults, a Fund may use the collateral to satisfy the loan. However, if the buyer defaults, the buyer may lose some rights to the collateral securing the loans of portfolio securities.

     (11) Segregated Accounts. The Funds will establish a segregated account with their Custodian after they have entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are equal in value to the obligations in the agreement.

     (12) Short Sales.  The Funds may enter into short sales.
The Funds enter into a short sale when they sell a security that they do not own. A broker retains the proceeds of the sales until the Funds replace the sold security. The Funds arrange with the broker to borrow the security. The Funds must replace the security at its market price at the time of the replacement. As a result, the Funds may have to pay a premium to borrow the security and the Funds may, but will not necessarily, receive any interest on the proceeds of the sale. The Funds must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Funds' obligation to replace the security. The collateral is deposited with the broker. If the price of the security sold increases between the time of the sale and the time the Funds replace the security, the Funds will incur a loss. If the price declines during that period, the Funds will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Funds will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Funds will have to pay in connection with the short sale. For tax planning reasons, the Funds may also engage in short sales with respect to a security that the Funds currently hold or have a right to acquire, commonly referred to as a "short against the box."

     (13) When-Issued Securities. The Funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Funds until a settlement takes place. At the time the Funds make a commitment to purchase securities on a when-issued basis, the Funds will record the transaction, reflect the daily value of the securities when determining the net asset value of the Funds, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the Transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

     To facilitate these transactions, the Funds will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Funds will meet their obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Funds choose to dispose of the right to acquire a when-issued security prior to its acquisition, they could incur a loss or a gain due to market fluctuation. Furthermore, the Funds may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Funds to hedge against unanticipated changes in interest rates.

DIVERSIFICATION REQUIREMENTS FOR THE FUNDS

     The Funds intend to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by the Trust with respect to the Funds. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the relevant Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

     Each Fund may not:

     (1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

     (2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

     (3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

     (4)  Purchase or sell real estate, except that the Fund may
(i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     (5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

     (6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

     (7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

     (8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S.
Government or its agencies or instrumentalities).

     If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

     Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and
Exchange Commission.

TEMPORARY DEFENSIVE POSITION

     For temporary or defensive purposes, the Funds may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Funds are invested in these instruments, the Funds will not be pursuing their investment objectives.

PORTFOLIO TURNOVER

     Generally, the Funds purchase securities for investment purposes and not for short-term trading profits. However, the Funds may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the relevant Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to the Funds.

     The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

           BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

     The Board of Trustees and Officers of the Trust, their business addresses, principal occupations and dates of birth are listed below. The Board of Trustees provides broad supervision over the affairs of the Trust and the Funds. Unless otherwise noted, the address of the Trustees and Officers is the address of the Trust: 40 Richards Avenue, Norwalk, CT 06854.

JACK W. ABER - Trustee; Professor of Finance, Boston University School of Management since 1972. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, The Managers Trust I and The Managers Trust II. His address is 595 Commonwealth Avenue, Boston, Massachusetts 02215. His date of birth is September 9, 1937.

WILLIAM E. CHAPMAN, II - Trustee; President and Owner, Longboat Retirement Planning Solutions. From 1990 to 1998, he served in a variety of roles with Kemper Funds, the last of which was President of the Retirement Plans Group. Prior to joining Kemper, he spent 24 years with CIGNA in investment sales, marketing and general management roles. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, The Managers Trust I and The Managers Trust II. His address is 380 Gulf of Mexico Drive, Longboat Key, Florida 34228. His date of birth is September 23, 1941.

SEAN M. HEALEY(1) - Trustee; President and Chief Operating Officer of Affiliated Managers Group, Inc. since October 1999. From
April 1995 to October 1999, he was Executive Vice President of Affiliated Managers Group, Inc. From August 1987 through March 1995, he served in a variety of roles in the Mergers and Acquisitions Department of Goldman, Sachs & Co., the last of which was as Vice President. His address is Two International Place, 23rd Floor, Boston, Massachusetts 02110. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, The Managers Trust I and The Managers Trust II. His date of birth is May 9, 1961.

EDWARD J. KAIER - Trustee; Partner, Hepburn Willcox Hamilton & Putnam since 1977. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, The Managers Trust I and The Managers Trust II. His address is 1100 One Penn Center, Philadelphia, Pennsylvania 19103. His date of birth is September 23, 1945.

ERIC RAKOWSKI - Trustee; Professor, University of California at Berkeley School of Law since 1990. Visiting Professor, Harvard Law School 1998-1999. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, The Managers Trust I and The Managers Trust II. His address is 1535 Delaware Street, Berkeley, California 94703-1281. His date of birth is June 5, 1958.

PETER M. LEBOVITZ - President; President of The Managers Funds LLC. From September 1994 to April 1999, he was Managing Director of The Managers Funds, L.P. (the predecessor to The Managers
Funds LLC).   President of Managers Distributors, Inc. since
December 2000.    From June 1993 to June 1994, he was the Director
of Marketing for Hyperion Capital Management, Inc. From April 1989 to June 1993, he was Senior Vice President for Greenwich Asset Management, Inc. His date of birth is January 18, 1955.

DONALD S. RUMERY - Treasurer and Principal Accounting Officer; Director of Finance and Planning of The Managers Funds LLC (formerly The Managers Funds, L.P.) since December 1994.
   Treasurer and Principal Accounting Officer of Managers
Distributors, Inc. since December 2000.    From March 1990 to
December 1994, he was a Vice President of Signature Financial Group. From August 1980 to March 1990, he held various positions with The Putnam Companies, the last of which was Vice President. His date of birth is May 29, 1958.

JOHN KINGSTON, III - Secretary; Vice President of Affiliated
Managers Group, Inc. since March 1999.   Director and Secretary of
Managers Distributors, Inc. since December 2000.    From June 1998
to February 1999, he served in a general counseling capacity with Morgan Stanley Dean Witter Investment Management Inc. From September 1994 to May 1998 he was an Associate with Ropes & Gray. His date of birth is October 23, 1965.

PETER M. MCCABE - Assistant Treasurer;   Manager, Fund
Administration    of The Managers Funds LLC (formerly The Managers
Funds, L.P.) since August 1995. From July 1994 to August 1995, he was a Portfolio Administrator at Oppenheimer Capital, L.P.
His date of birth is September 8, 1972.

LAURA A. PENTIMONE - Assistant Secretary;   Manager, Legal and
Compliance    of The Managers Funds LLC (formerly The Managers
Funds, L.P.) since September 1997.   Assistant Secretary of
Managers Distributors, Inc. since December 2000.    From August
1994 to June 1997, she was a law student. Her date of birth is November 10, 1970.

---------------------------------------------
(1) Mr. Healey is an "interested person" (as defined in the 1940
Act) of the Trust.

TRUSTEES' COMPENSATION

     COMPENSATION TABLE:

NAME OF                  AGGREGATE COMPENSATION  AGGREGATE COMENSATION  AGGREGATE COMPENSATION    TOTAL COMPENSATION
TRUSTEE                  FROM THE SMALL COMPANY  FROM THE GROWTH        FROM THE TRUST (a)        FROM THE FUNDS AND
                         VALUE FUND (a)          FUND (a)                                         THE FUND COMPLEX PAID
                                                                                                  TO TRUSTEES (b)
-------                 ------------------------ ---------------------  ---------------------     ----------------------
Jack W. Aber                   $104                   $145                   $4,000                   $26,000
William E. Chapman, II         $104                   $145                   $4,000                   $26,000
Sean M. Healey                 None                   None                   None                     None
Edward J. Kaier                $104                   $145                   $4,000                   $26,000
Eric Rakowski                  $104                   $145                   $4,000                   $26,000
____________________

(a) Compensation is estimated for each Fund for the period from commencement of operations (October 2, 2000 for the Growth Fund and February 28, 2001 for the Small Company Value Fund) to September 30, 2001, the end of each Fund's fiscal year. The Funds do not provide any pension or retirement benefits for the Trustees.

(b) Total compensation includes estimated compensation to be paid during the 12-month period ending September 30, 2001 for services as Trustees of The Managers Funds, Managers AMG Funds, The Managers Trust I and The Managers Trust II.


       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS

     As of January   30,    2001 through its ownership of 100% of the
shares of the Fund, Affiliated Managers Group, Inc. ("AMG")
"controlled" (within the meaning of the 1940 Act) the Small
Company Value Fund. An entity or person which "controls" a particular Fund could have effective voting control over that Fund. No other person or entity owned shares of the Small
Company Value Fund.

     As of January 30, 2001, the following persons or entities owned more than 5% of the outstanding shares of the Growth Fund:


               NAME AND ADDRESS                     PERCENTAGE OWNERSHIP
              -------------------                  --------------------------

               Thomas W. Duncan & Mariana E. Duncan       11%
               14 Bigelow Drive
               Sudbury MA 01776-3216

               James B. Malloy                            10%
               22 W. Brentmoor Park
               St Loius MO 63105-3070

               Lyle L. Meyer & Evelyn M. Meyer TTEES       9%
               Lyle L. Meyer Revocable Trust
               744 Fairfield Lake Drive
               Chesterfield MO 63017-5928

               Christopher L. Quina TTEE                   8%
               Quina Grandchildren Trust
               2634 Farmers Branch Land
               Farmers Branch TX 75234-6216

               Bill M. Thompson TTEE                       8%
               Bill M. Thompson Trust
               40 W. 9 Mile Rd. #2-318
               Pensacola FL 32534

               John David Wimberly                         7%
               31 Old Farm Road
               Wellesly MA 02481-1423

               Edwin D. Etherlington                       5%
               102 Bassett Creek Trail
               Hobe Sound FL 33455-2201


MANAGEMENT OWNERSHIP

     As of January   30,    2001, all management personnel (i.e.,
Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Small Company Value Fund.

     As of   January 30, 2001,    all management personnel (i.e.,
Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Growth Fund.

                     MANAGEMENT OF THE FUND

INVESTMENT MANAGER AND SUB-ADVISER

     The Trustees provide broad supervision over the operations and affairs of the Trust and the Funds. The Managers Funds LLC (the "Investment Manager") serves as investment manager to the Funds. The Managers Funds LLC is a subsidiary of AMG, and AMG serves as the Managing Member of the LLC. AMG is located at Two International Place, 23rd Floor, Boston, Massachusetts 02110.

     The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisers for individuals and institutional investors. As part of its services to the Funds under an investment management agreement with the
Trust dated September 19, 2000, as amended by Letter Agreements
dated September 19, 2000, November 14, 2000 and   February 20,
2001    , (the "Investment Management Agreement"), the Investment
Manager also carries out the daily administration of the Trust and Funds.  For its investment management services, the
Investment Manager receives an investment management fee from each Fund.  All or a portion of the investment management fee paid by each Fund to the Investment Manager is used to pay the advisory fees of Frontier Capital Management Company, LLC, the sub-adviser which manages the assets of each Fund (the "Sub-
Adviser" or "Frontier"). The Investment Manager receives no additional compensation from the Funds for its administration services. Frontier was selected by the Investment Manager, subject to the review and approval of the Trustees.  Frontier is the successor firm to Frontier Capital Management Company, Inc.
which was formed in 1980.  AMG indirectly owns a majority
interest in Frontier.  As of   January 1, 2001    , Frontier's assets
under management totaled approximately   $4.8    billion.  Frontier's
address is 99 Summer Street, Boston, MA 02110. Thomas W. Duncan and William A. Teichner, CFA are the portfolio managers for the Small Company Value Fund. J. David Wimberly, CFA and Stephen M. Knightly, CFA are the portfolio managers for the Growth Fund.

     The Sub-Adviser has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with each Fund's investment objectives, policies and restrictions. Generally, the services which the Sub-Adviser provides to the Funds are limited to asset management and related record keeping services. The Sub-Adviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

COMPENSATION OF INVESTMENT MANAGER AND SUB-ADVISER BY THE FUND

     As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, each Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the respective Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Adviser a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing each portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Adviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of the Funds.

FEE WAIVERS AND EXPENSE LIMITATIONS

     The Investment Manager has contractually agreed,   through
September 30, 2002    , to limit total annual operating expenses for
the Small Company Value Fund to 1.49%, subject to later reimbursement by the Small Company Value Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See
"Managers AMG Funds" in the Prospectus for further information.

     The Investment Manager has contractually agreed,   through
September 30, 2002    , to limit total annual operating expenses for
the Growth Fund to 1.24%, subject to later reimbursement by the Growth Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers AMG Funds" in the Prospectus for further information.

     The Investment Manager has decided to waive all or a portion of its fees from the Funds or reimburse expenses to the Funds for a variety of reasons, including attempting to make each Fund's performance more competitive as compared to similar funds. The effect of the expense limitation in effect at the date of this Statement of Additional Information on the management fees which are expected to be payable by the Funds is reflected in the Expense Information located at the front of the Funds' Prospectus.

     In addition to any other waiver and/or reimbursement agreed to by the Investment Manager, Frontier from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. Shareholders will be notified of any change in the management fees of a Fund on or about the time that such fees or expenses become effective.

INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

     The Managers Funds LLC serves as investment manager to the Funds under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more sub-advisers to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a sub-advisory agreement with Frontier, dated September 19, 2000
(the "Sub-Advisory Agreement"), as amended by   Letter Agreements,
dated September 19, 2000 and February 20, 2001    .

     The Investment Management Agreement and the Sub-Advisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Adviser on not more than 60 days' written notice to the other party and to the Funds. The Investment Management Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations hereunder.

     The Investment Management Agreement provides that the
Investment Manager is specifically responsible for:

     * developing and furnishing continuously an investment program and strategy for the Funds in compliance with each Fund's investment objectives and policies as set forth in the Trust's current Registration Statement;

     * providing research and analysis relative to the investment program and investments of the Funds;

     * determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Funds and what portion, if any, of the assets of the Funds shall be held in cash or cash equivalents; and

     * making changes on behalf of the Trust in the investments of the Funds.

     Under the Sub-Advisory Agreement, Frontier is responsible for performing substantially these same advisory services for the Investment Manager and the Funds.

     The Investment Management Agreement also provides that the Investment Manager shall furnish the Funds with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

     The Funds pay all expenses not borne by their Investment Manager or Sub-Adviser including, but not limited to, the charges and expenses of each Fund's custodian and transfer agent, independent auditors and legal counsel for the Funds and the Trust's independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Adviser or their affiliates, other than affiliated registered investment companies.

     The Sub-Advisory Agreement requires the Sub-Adviser to provide fair and equitable treatment to the Funds in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Adviser to acquire for the Funds a position in any investment which any of the Sub-Adviser's other clients may acquire. The Funds shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Funds or otherwise.

     Although the Sub-Adviser makes investment decisions for the Funds independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Funds and another client of a Sub-Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Funds and the other client(s) pursuant to a formula considered equitable by the Sub-Adviser. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Funds. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Funds.

REIMBURSEMENT AGREEMENT

     Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the
Funds and,   pursuant to the terms of a    distribution agreement,
   Managers Distributors, Inc.    , a wholly owned subsidiary of the
Investment Manager, provides a variety of shareholder and marketing services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment
Manager and Frontier, Frontier reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

CODE OF ETHICS

     The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the code of ethics of the Investment Manager (applicable to "access persons" of the Trust that are also employees of the Investment Manager) and the code of ethics of the Sub-Adviser (applicable to "access persons" of the Trust that are also employees of the Sub-Adviser). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The restrictions also include a ban on trading securities based on information about the trading within a Fund.

DISTRIBUTION ARRANGEMENTS

        Managers Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of The Managers Funds LLC, acts as the distributor<?R> in connection with the offering of each Fund's shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Funds.
The Distributor acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation. Pursuant to the Distribution Agreement and the Funds'
Distribution Plan, the Trust pays a fee in the amount of 0.25% of the average

   daily    net assets of each Fund for the services of the
Distributor.

     The Distribution Agreement       may be terminated by either party
under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment
Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

CUSTODIAN

     State Street Bank and Trust Company ("State Street" or the "Custodian"), 1776 Heritage Drive, North Quincy, Massachusetts, is the Custodian for the Funds. It is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds. In addition, when the Funds trade in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Funds will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Funds' default under the contract.

     The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.

TRANSFER AGENT

     Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts 02266-8517, is the transfer agent (the "Transfer
Agent") for the Funds.

INDEPENDENT PUBLIC ACCOUNTANTS

     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent public accountant for the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Funds, assists in the preparation and/or review of each of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

            BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Sub-Advisory Agreement provides that the Sub-Adviser place all orders for the purchase and sale of securities which are held in each Fund's portfolios. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Adviser to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Adviser shall consider all factors that it deems relevant when assessing best price and execution for the Funds, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

     In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Adviser is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Adviser is also authorized to cause the Funds to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Adviser exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser. The Funds may purchase and sell portfolio securities through brokers who provide the Funds with research services.

     The Trustees will periodically review the total amount of commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Adviser attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Adviser.

     The fees of the Sub-Adviser are not reduced by reason of their receipt of such brokerage and research services.
Generally, the Sub-Adviser does not provide any services to the Funds except portfolio investment management and related record-keeping services.

           PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASING SHARES

     Investors may open accounts with the Funds through their financial planners or investment professionals, or through the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

     Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations who may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Funds may from time to time make payments to such broker-dealers or processing organizations for certain record keeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Trust's Investment Manager and/or the Sub-Adviser.

     Purchase orders received by the Funds before 4:00 p.m. New York Time, c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after 4:00 p.m. by certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

     Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

     To ensure that checks are collected by the Trust, redemptions of shares which were purchased by check are not effected until the clearance of the check, which may take up to 15 days after the date of purchase unless arrangements are made with the Investment Manager. However, during this 15 day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II. The 15 day holding period for redemptions would still apply to such exchanges.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

     In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

REDEEMING SHARES

     Any redemption orders received by the Trust before 4:00 p.m.
New York Time on any Business Day will receive the net asset value determined at the close of trading on the New York Stock
Exchange (the "NYSE") on that day.

     Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. Each Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund's shares in the account falls below $25,000 due to redemptions. Whether the Funds will exercise their right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

     If a Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

     Investors should be aware that redemptions from the Funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if a shareholder sends a check for the purchase of shares of the Funds and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Funds reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Funds of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

EXCHANGE OF SHARES

     An investor may exchange shares from the Funds into shares of any series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II without any charge. An investor may make such an exchange if following such exchange the investor would continue to meet the Funds' minimum investment amount. Shareholders should read the Prospectus of the series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. Shares are exchanged on the basis of the relative net asset value per share. Since exchanges are purchases of a series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II and redemptions of the Funds, the usual purchase and redemption procedures and requirements apply to each exchange. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. Settlement on the shares of any series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II will occur when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

NET ASSET VALUE

     The Funds compute their Net Asset value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

     The net asset value of the Funds is equal to the value of the Funds (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

DIVIDENDS AND DISTRIBUTIONS

     The Funds declare and pay dividends and distributions as described in the Prospectus.

     If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

DISTRIBUTION PLAN

     The  Trust  has adopted a "Plan of Distribution Pursuant  to
Rule  12b-1" (the "Distribution Plan") under which the Trust  may engage,  directly  or  indirectly, in  financing  any  activities primarily  intended  to result in the sale of shares,  including,
but   not  limited  to,  (1)  making  payments  to  underwriters, securities  dealers  and others engaged in the  sale  of  shares, including  payments to the Distributor to compensate or reimburse other  persons  for engaging in such activities  and  (2)  paying expenses  or providing reimbursement of expenditures incurred  by the Distributor or other persons in connection with the offer  or sale  of  shares, including expenses relating to the  formulation
and   implementation  of  marketing  strategies  and  promotional activities such as direct mail promotions and television,  radio,
newspaper,  magazine  and  other  mass  media  advertising,   the
preparation,  printing and distribution of sales  literature  and reports  for recipients other than existing shareholders  of  the
Trust, and obtaining such information, analyses and reports  with respect  to  marketing  and promotional activities  and  investor accounts  as  the  Trust may, from time to time, deem  advisable.
The  Trust  and  the  Funds  are  authorized  to  engage  in  the activities  listed  above,  and  in  other  activities  primarily intended  to  result  in the sale of shares, either  directly  or through  other  persons  with which the Trust  has  entered  into
agreements  pursuant  to  the  Distribution  Plan.    Under   the
Distribution Plan, the Board of Trustees has authorized  payments
to    Managers Distributors, Inc.    which may not exceed on an   annual
basis 0.25% of the daily net assets    of each Fund.

                       CERTAIN TAX MATTERS

FEDERAL INCOME TAXATION OF FUNDS-IN GENERAL

     Each Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although the Funds cannot give complete assurance that they will qualify to do so. Accordingly, the Funds must, among other things, (a) derive at least 90% of gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to their business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

     If either Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of that Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of that Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

     The Funds will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year each Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and their net capital gain income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Funds that is subject to corporate tax will be considered to have been distributed by year end. The Funds intend to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUNDS' INVESTMENTS

     Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Funds may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Funds, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

     Debt securities may be purchased by the Funds at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Funds purchase the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Funds elect to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Funds may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Funds make the election to include market discount currently. Because the Funds must include original issue discount in income, it will be more difficult for the Funds to make the distributions required for the Funds to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

     Options and Futures Transactions. Certain of the Funds' investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Funds' income for purposes of the 90% test, and require inclusion of unrealized gains in the Funds' income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. Each Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as regulated investment companies.

FEDERAL INCOME TAXATION OF SHAREHOLDERS

     General. Dividends paid by the Funds may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Funds' dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Funds' gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Funds pay the dividend during January of the following calendar year.

     Distributions by a Fund can result in a reduction in the fair market value of such Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

FOREIGN SHAREHOLDERS

     Dividends of net investment income and distribution of realized net short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

     In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Funds may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Funds' shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Funds by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Funds held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

STATE AND LOCAL TAXES

     The Funds may also be subject to state and/or local taxes in jurisdictions in which the Funds are deemed to be doing business. In addition, the treatment of the Funds and their shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Funds.

OTHER TAXATION

     The Funds are series of a Massachusetts business trust.
Under current law, neither the Trust nor the Funds are liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Funds continue to qualify as regulated investment companies under Subchapter M of the Code.

     Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                        PERFORMANCE DATA

     From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital
appreciation in reports, sales literature, and advertisements published by the Funds. Since the Small Company Value Fund had
not commenced operations as of    February 20, 2001    , there is no
current performance information for the Small Company Value Fund.

     For periods prior to the Growth Fund's inception on   October
2, 2000    , the Growth Fund's performance reflects the performance
of the Growth Fund's predecessor, Frontier Growth Fund, L.P.
which began operations on March 7, 1988. The predecessor fund was not registered as a mutual fund and, therefore, was not subject to certain investment restrictions that are imposed upon mutual funds. If the predecessor fund had been registered as a mutual fund, the predecessor fund's performance may have been adversely affected. The performance of the predecessor fund was calculated according to the standardized SEC method except that quarterly rather than daily fund values were used. Past performance (including the performance of the Fund's predecessor) does not guarantee future results.

TOTAL RETURN

     The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P (1 + T) N = ERV

In the above formula, P = a hypothetical initial payment of
$1,000

T = average annual total return
N = number of years

ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

     The figure is then annualized. The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Funds are reinvested at the price stated in the Prospectus on the reinvestment dates during the period

PERFORMANCE COMPARISONS

     The Funds may compare their performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Funds' performance may also be compared to the performance of various unmanaged indices such as the Russell 2000 Value Index, Russell 3000 Index, Wilshire 5000 Equity Index, Russell 3000 Growth Index, Russell 1000 Growth Index, Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

MASSACHUSETTS BUSINESS TRUST

     The Funds are series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

     Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds shall contain a provision to the effect that the shareholders are not personally liable hereunder.

     No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions,
(i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Funds.

     The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Funds or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Funds for any satisfaction of claims arising in connection with the affairs of the Funds. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Funds.

     The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

     The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Funds represent separate series of shares of beneficial interest. See
"Massachusetts Business Trust" above.

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Funds or assets of another series, if applicable. Each share of a Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Funds have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

     The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Funds shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

     Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Funds having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the

Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

     The Trustees have authorized the issuance and sale to the
public of shares of   four    series of the Trust.  The Trustees may
authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

ADDITIONAL INFORMATION

     This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

     Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

     No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Funds and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Funds or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.

                             PART C
                To the Registration Statement of
                Managers AMG Funds (the "Trust")

Item 23.  Exhibits.

Exhibit No.                   Description

  a.1    Master Trust Agreement dated June 18, 1999.(i)

  a.2 Amendment No. 1 to Master Trust Agreement changing the name of the "Essex Growth Fund" to "Essex Aggressive
         Growth Fund."(iii)

  a.3 Amendment No. 2 to Master Trust Agreement changing the name of the Trust to "Managers AMG Funds."(iii)

  a.4 Amendment No. 3 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "Frontier Growth Fund."(vii)

  a.5 Amendment No. 4 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "First Quadrant Tax-Managed
         Equity Fund."(vii)

  a.6 Amendment No. 5 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "Frontier Small Company Value
         Fund," filed herewith.

  b.     By-Laws of the Trust dated June 18, 1999.(i)

  c.     Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i), 4.2(j),
         4.2(k), 4.2(m), 4.6, 6.3, 6.5, 6.6, 7.1, 7.2 and 7.3
         and Article V of the Master Trust Agreement are included in Exhibit a.(i)

  d.1 Investment Management Agreement between the Registrant and The Managers Funds LLC, dated as of October 19,
         1999.(iii)

  d.2    Form of Letter Agreement to Investment Management
         Agreement between the Registrant and The Managers
         Funds, LLC with respect to the Frontier Growth Fund, dated as of September 19, 2000. (vi).

  d.3    Form of Letter Agreement to Investment Management
         Agreement between the Registrant and The Managers Funds
         LLC with respect to the First Quadrant Tax-Managed
         Equity Fund.(vii)

  d.4    Form of Letter Agreement to Investment Management
         Agreement between the Registrant and The Managers Funds
         LLC with respect to the Frontier Small Company Value
         Fund.(viii)

  d.5 Sub-Advisory Agreement between The Managers Funds LLC and Essex Investment Management Company, LLC with respect to the Essex Aggressive Growth Fund, dated as of October 19, 1999. (iii)

  d.6    Form of Sub-Advisory Agreement between The Managers
         Funds LLC and Frontier Capital Management Company, LLC with respect to the Frontier Growth Fund, dated as of September 19, 2000 (iv).

  d.7    Form of Sub-Advisory Agreement between The Managers
         Funds, LLC and First Quadrant, L.P. with respect to the First Quadrant Tax-Managed Equity Fund, dated as of
         November 14, 2000.(vii)

  d.8 Form of Letter Agreement to Sub-Advisory Agreement between The Managers Funds LLC and Frontier Capital
         Management Company, LLC with respect to the Frontier
         Small Company Value Fund.(viii)

  e.1    Distribution Agreement between the Registrant and The
         Managers Funds LLC, dated as of October 19, 1999. (iii)

  e.2 Form of Letter Agreement to the Distribution Agreement between the Registrant and The Managers Funds LLC with respect to the Frontier Growth Fund. (vi)

  e.3 Form of Letter Agreement to the Distribution Agreement between the Registrant and The Managers Funds LLC with respect to the Frontier Small Company Value Fund, filed herewith.

  f.     Not applicable.

  g. Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.

  h. Form of Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc.

  i.1 Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to the Essex Aggressive Growth Fund.(iii)

  i.2 Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to the Frontier Growth Fund. (vi)

  i.3 Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to the First Quadrant Tax-Managed Equity
         Fund.(vii)

  i.4 Opinion and Consent of Goodwin Procter LLP with respect to the Frontier Small Company Value Fund, filed herewith.

  j.1 Consent of PricewaterhouseCoopers LLP with respect to the Essex Aggressive Growth Fund. (iii)

  k.     Not Applicable.

  l.     Power of Attorney dated September 9, 1999. (ii)

  m. Plan of Distribution Pursuant to Rule 12b-1, dated as of October 15, 1999.(iii)

  n.     Not applicable.

  o.     Not applicable.

  p.1    Code of Ethics of the Trust.(vi)

  p.2    Code of Ethics of The Managers Funds LLC, filed herewith.

  p.3    Code of Ethics of Essex Investment Management Company,
         LLC. (vii)

  p.4    Code of Ethics of Frontier Capital Management Company,
         LLC.(vi)

  p.5    Code of Ethics of First Quadrant, L.P.(vii)


-------------------------------------------------------------------
  (i)    Filed as an exhibit to the Registrant's Registration
         Statement on Form N-1A, Registration No. 333-84639
         (filed August 6, 1999), under the same exhibit number.

  (ii) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A,
         Registration No. 333-84639 (filed September 23, 1999), under the same exhibit number.

  (iii) Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A,
         Registration No. 333-84639 (filed November 1, 1999), under the same exhibit number.

  (iv) Filed as an exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed June 19, 2000), under the same exhibit number.

  (v) Filed as an exhibit to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed August 1, 2000), under the same exhibit number.

  (vi) Filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed September 15, 2000), under the same exhibit number.

  (vii) Filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A,
         Registration No. 333-84639 (filed November 14, 2000), under the same exhibit number.

  (viii) Filed as an exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A,
         Registration No. 333-84639 (filed November 17, 2000), under the same exhibit number.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          None.

Item 25.  Indemnification.

          Under Article VI of the Registrant's Master Trust Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office ("Disabling Conduct"); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"). Said Article VI further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant.

Item 26.  Business and Other Connections of Investment Adviser.

          The Managers Funds LLC, a registered investment adviser, is a subsidiary of Affiliated Managers Group, Inc. ("AMG") and AMG serves as its Managing Member. The Managers Funds LLC serves as an investment adviser to investment companies registered under the 1940 Act. The business and other connections of the officers and directors of The Managers Funds LLC, are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56365.

          Essex Investment Management Company, LLC ("Essex') serves as sub-adviser to the Essex Aggressive Growth Fund. AMG owns a majority interest in Essex. Essex is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. The business and other connections of the officers and directors of Essex are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-12548.

          Frontier Capital Management Company, LLC. ("Frontier") serves as sub-adviser to the Frontier Growth Fund and to the Frontier Small Company Value Fund. AMG owns a majority interest in Frontier. Frontier is the successor firm to Frontier Capital Management Company, Inc., which was formed in 1980. The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-15724.

          First Quadrant, L.P. ("First Quadrant") serves as sub-adviser to the First Quadrant Tax-Managed Equity Fund. AMG owns a majority interest in First Quadrant. First Quadrant is the successor firm to First Quadrant Corporation, which was formed in 1988. a registered investment adviser, The business and other connections of the officers and directors of First Quadrant are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-51748.

Item 27.  Principal Underwriters.

  (a) Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for The
         Managers Funds, The Managers Trust I and The Managers
         Trust II.

  (b) The following information relates to the directors, officers and partners of Managers Distributors, Inc.:


NAME AND PRINCIPAL                    POSITIONS WITH OFFICES      POSITIONS AND
BUSINESS ADDRESS                      WITH UNDERWRITER            OFFICES WITH FUND
------------------                    ----------------------      ------------------
Nathaniel Dalton                      Director                    None
c/o Affiliated Managers Group, Inc.
Two International Place, 23rd Floor
Boston, Massachusetts 02110
-------------------------------------------------------------------------------------
Daniel J. Shea                        Director                    None
c/o Affiliated Managers Group, Inc.
Two International Place, 23rd Floor
Boston, Massachusetts 02110
-------------------------------------------------------------------------------------
John Kingston, III                    Director and Secretary      Secretary
c/o Affiliated Managers Group, Inc.
Two International Place, 23rd Floor
Boston, Massachusetts 02110
-------------------------------------------------------------------------------------
Peter M. Lebovitz                     President                    President
40 Richards Avenue
Norwalk, Connecticut 06854-2325
-------------------------------------------------------------------------------------

Donald S. Rumery                      Treasurer                   Treasurer and
40 Richards Avenue                                                Principal Accounting
Norwalk, Connecticut 06854-2325                                   Officer
-------------------------------------------------------------------------------------
Laura Pentimone                       Assistant Secretary         Assistant Secretary
40 Richards Avenue
Norwalk, Connecticut 06854-2325
-------------------------------------------------------------------------------------

(c)       Not Applicable.

Item 28.   Location of Accounts and Records.

           The accounts and records of the Registrant are maintained at the offices of the Registrant at 40 Richards Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02106 and 1776 Heritage Drive, North Quincy, Massachusetts 01171 and at the offices of the Transfer Agent, Boston Financial Data Services, Inc., 1776 Heritage Drive, North Quincy, Massachusetts 01171.

Item 29.   Management Services.

           There are no management-related service contracts other than the Investment Management Agreement relating to management services described in Parts A and B.

Item 30.   Undertakings.

            Not applicable.

                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 1st day of February, 2001.

                              MANAGERS AMG FUNDS


                              BY:/s/Peter M. Lebovitz
                                 ----------------------
                                 Peter M. Lebovitz
                                 Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                    Title                 Date

/s/Jack W. Aber
---------------
Jack W. Aber*                    Trustee             February 1, 2001

/s/William E. Chapman, II
-------------------------
William E. Chapman, II*          Trustee             February 1, 2001

/s/Sean M. Healey
-----------------
Sean M. Healey*                  Trustee             February 1, 2001

/s/Edward J. Kaier
------------------
Edward J. Kaier*                 Trustee             February 1, 2001

/s/Eric Rakowski
----------------
Eric Rakowski*                   Trustee             February 1, 2001

/s/Peter M. Lebovitz
--------------------
Peter M. Lebovitz        President and Principal     February 1, 2001
                            Executive Officer

/s/Donald S. Rumery
-------------------
Donald S. Rumery          Treasurer, Principal       February 1, 2001
                          Financial Officer and
                      Principal Accounting Officer

/s/Peter M. Lebovitz
_____________________________
*By Peter M. Lebovitz pursuant to Power of Attorney.

                                                      Exhibit a.6
                                                      -----------


                       MANAGERS AMG FUNDS

           Amendment No. 5 to Master Trust Agreement

             CERTIFICATE AND INSTRUMENT OF AMENDMENT

     The undersigned, Secretary of Managers AMG Funds (the "Trust"), does hereby certify that pursuant to Article VII,
Section 7.3 of the Master Trust Agreement of the Trust dated June 18, 1999, the following resolutions were duly adopted by written consent dated November 9, 2000 by a majority of the Trustees of the Trust.

     RESOLVED:            That  pursuant to Section  4.1  of  the
                    Master Trust Agreement (the "Master Trust Agreement") of the Trust there be and hereby is established a new series of shares of beneficial interest of the Trust to be designated as the "Frontier Small Value Fund" (the "Fund"); and further

     RESOLVED:            That the first paragraph of Section 4.2
                    of  the  Master Trust Agreement  be,  and  it
                    hereby  is,  amended  and  restated  in   its
                    entirety as set forth below:

                    "Section 4.2 Establishment and Designation of Sub-Trusts and Classes. Without limiting the authority of the Trustees set forth in
                    Section 4.1 to establish and designate any further Sub-Trusts and classes, the Trustees hereby establish and designate the following Sub-Trusts thereof: (i) Essex Aggressive Growth Fund, (ii) Frontier Growth Fund, (iii) First Quadrant Tax-Managed Total Market Plus Fund and (iv) Frontier Small Value Fund, each of which shall have a single class of shares. The Shares of such Sub-Trusts and any Shares of any further Sub-Trust or class that may from time to time be established and designated by the Trustees shall (unless the Trustees otherwise determine with respect to some further Sub-Trust or class at the time of establishing and designating the same) have the following relative rights and preferences:"

     RESOLVED:            That  the  officers  of  the  Trust  be
                    authorized and directed to prepare and file with the Secretary of State of The Commonwealth of Massachusetts and other applicable authorities an amendment to the Master Trust Agreement to reflect the establishment of the Fund, as described in the preceding resolutions.




     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 20th day of February, 2001.


                                        /s/John Kingston, III
                                        ----------------------
                                        John Kingston, III
                                        Secretary

                                                    Exhibit e.3
                                                    -----------
                        LETTER AGREEMENT

                Frontier Small Company Value Fund

                     Distribution Agreement

November 17, 2000

The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854
Attn:  Peter Lebovitz

Re: Distribution Agreement between The Managers Funds LLC and Managers AMG Funds, dated as of October 19, 1999

Ladies and Gentlemen:

Managers AMG Funds (the "Trust") hereby advises you that it is creating a new series to be named Frontier Small Company Value Fund (the "New Fund"), and that the Trust desires The Managers Funds LLC ("Managers") to provide distribution services with respect to the New Fund pursuant to the terms and conditions of the Distribution Agreement between the Trust and Managers dated October 19, 1999. The Trust agrees to pay Managers 0.25% of the average daily value of net assets represented by shares of the New Fund as payment for the services to be performed by Managers pursuant to the Distribution Agreement with respect to the New Fund.

Please acknowledge your agreement to provide the services contemplated by the Distribution Agreement with respect to the New Fund by executing this letter agreement in the space provided below and then returning it to the undersigned.

Sincerely,

Managers AMG Funds

By:  _______________________________
   Name:
   Title:

ACKNOWLEDGED AND ACCEPTED

The Managers Funds LLC

By:  _______________________________
   Name:
   Title:
   Date:

                                                      Exhibit i.4
                                                      -----------
                   GOODWIN PROCTER LETTERHEAD





                        February 1, 2001


Managers AMG Funds
40 Richards Avenue
Norwalk, Connecticut  06854

Ladies and Gentlemen:

     As counsel to Managers AMG Funds (the "Trust"), we have been asked to render our opinion in connection with the issuance by the Trust of an unlimited number of shares, $.001 par value per share (the "Shares"), of the Trust representing interests in the Frontier Small Company Value Fund (the "Fund"), a portfolio series of the Trust, as more fully described in the prospectus and statement of additional information contained in Post-Effective Amendment No. 7 (the "Amendment") to the Registration Statement on Form N-1A (Registration No. 333-84639) of the Trust.

     We have examined the Master Trust Agreement of the Trust dated June 18, 1999, as amended to date, the By-Laws of the Trust, certain resolutions adopted by the Board of Trustees of the Trust, the prospectus and statement of additional information which form a part of the Amendment and such other documents as we deemed necessary for purposes of this opinion.

     Based upon the foregoing, we are of the opinion that the Shares, when sold in accordance with the terms of the prospectus and statement of additional information relating to the Shares, as in effect at the time of the sale, will be legally issued, fully-paid and non-assessable by the Trust.

     We also hereby consent to the reference to this firm in the prospectus and statement of additional information which form a part of the Amendment and to a copy of this opinion being filed as an exhibit to the Amendment.

                              Very truly yours,

                              /s/ Goodwin Procter LLP

                              GOODWIN PROCTER LLP

                                                    Exhibit p.2
                                                    -----------


                       CODE OF ETHICS

                             FOR

                   THE MANAGERS FUNDS LLC





                                   Adopted November 30, 2000

I.   PURPOSE

     The Managers Funds LLC has a fiduciary duty to its clients which requires each employee to act solely for the benefit of clients. This Code of Ethics (the "Code") has been adopted in accordance with Rule 17j-1(b) under the Investment Company Act of 1940, as amended (the "Act").
Rule 17j-1 under the Act generally proscribes fraudulent or manipulative practices with respect to purchases or sales of securities held or to be acquired by investment companies, if effected by affiliated persons of such companies or of their investment advisers or principal underwriters. The purpose of this Code is to provide regulations and procedures consistent with the Act, and Rule 17j-1 thereunder. Rule 17j-1(a) sets forth the following general prohibitions:

     It shall be unlawful for any affiliated person of or principal underwriter for a registered investment company, or any affiliated person of an investment adviser of or principal underwriter for a registered investment company in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired, as defined in the Rule, by such registered investment company to:

     1. employ any device, scheme or artifice to defraud such registered investment company;

     2. make to such registered investment company any untrue statement of material fact or omit to state to such registered investment company a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

     3. engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon any such registered investment company; or

     4. engage in any manipulative practice with respect to such registered investment company.

     Also, each employee has a duty to act in the best interest of the firm. In addition to the various laws and regulations covering our activities, it is clearly in our best interest as a professional investment advisory organization to avoid potential conflicts of interest or even the appearance of such conflict with respect to the conduct of our officers and employees. While it is not possible to anticipate all instances of potential conflict, the standard is clear.

II.  GENERAL PRINCIPLES

     In light of our professional and legal
responsibilities, we believe it is appropriate to restate and periodically distribute the firm's Code to all employees. Our aim is to be as flexible as possible in our organization and our internal procedures, while simultaneously protecting our organization and our clients from the damage that could arise from a situation involving a real or apparent conflict of interest. As a general principle, it is imperative that those who work on behalf of an Investment Company avoid any situation that might compromise, or call into question, their exercise of fully independent judgment in the interests of shareholders. If you have any doubt as to the propriety of any activity, you should consult the Compliance Department.

     While it is not possible to specifically define and prescribe rules regarding all possible cases in which conflicts might arise, this Code is designed to set forth our policy regarding employee conduct in those situations in which conflicts are most likely to develop. As you consider the more detailed portions of the Code below, you should keep in mind the following fundamental fiduciary principles that govern personal investment activities:

     A.   The interests of the shareholders must come first.
          In any decision relating to your personal investments, you must scrupulously avoid serving your own interests ahead of those of the shareholders.

     B. Personal investments should comport with both the letter and the spirit of this Code, and should avoid any actual or potential conflicts of interest.

     C. Adviser personnel should not take inappropriate advantage of their position.

III. DEFINITIONS

     A.   "Adviser" means The Managers Funds LLC

     B. "Access Person" means any officer, member or Advisory Person of the Adviser.

     C. "Advisory Person" means (1) any employee of the Adviser or of any company in a Control relationship to the Adviser, who in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by an Investment Company, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (2) any natural person in a Control relationship, or deemed by the Review Officer to be in a control relationship, to the Adviser who obtains information concerning the recommendations made to an Investment Company with regard to the purchase or sale of a security.

     D. A security is "being considered for purchase or sale" when a recommendation to purchase or sell a security has been made and communicated and, with respect to the person making the recommendation, when such person seriously considers making such a recommendation.

     E "Beneficial Ownership" shall be interpreted to include any person who, directly or indirectly, through any contract, arrangement, understanding, relationship, or otherwise has or shares a direct or indirect pecuniary interest in the security.
          As set forth in Rule 16a-1(a)(2) of the Securities Exchange Act of 1934, the term "pecuniary interest" in securities shall mean the opportunity, directly or indirectly, to profit or share in any profit derived from a transaction in the subject securities.

     F. "Control" shall have the same meaning as that set forth in Section 2(a)(9) of the Act.

     G. "Investment Company" means a company registered as such under the Act or any series thereof for which the Adviser is an investment adviser.

     H. "Non-Access Person" means any employee of the Adviser who, pursuant to the procedures set forth in Section VIII of this Code, is determined not to be an Access Person.

     I. "Personal Securities Transactions" means transactions in Securities (i) for your own account, including IRAs, or (ii) for an account in which you have indirect beneficial ownership, unless you have no direct or indirect influence or control over the account. Accounts involving family (including husband, wife, minor children or other dependent relatives), or accounts in which you have a beneficial interest (such as a trust of which you are an income or principal beneficiary) are included within the meaning of "indirect beneficial interest."

     J. "Purchase or sale of a security" includes, among other things, the writing of an option to purchase or sell a security, the conversion of a convertible security, and the exercise of a warrant for the purchase of a security.

     K. "Review Officer" means the officer of the Adviser designated from time-to-time by the Adviser to receive and review reports of purchases and sales by Access Persons.

     L.   "Security" shall have the meaning set forth in
          Section 2(a)(36) of the Act, except that it shall not include (i) direct obligations of the Government of the United States, (ii) bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements, and
          (iii) shares issued by registered open-end investment companies.

     M. "Security held or to be acquired" by an Investment Company means any Security which, within the most recent 15 days, (i) is or has been held by such company, or (ii) is being or has been considered by such company or its Adviser for purchase by such company.


IV.  EXEMPTED TRANSACTIONS

     The following transactions are exempt from the restrictions and procedures on personal securities transactions set forth in Section V.A.1 below:

     A. Purchases or sales effected in any account over which the Access Person has no direct or indirect influence or Control;

     B. Purchases or sales which are non-volitional on the part of the Access Person;

     C. Purchases which are part of an automatic dividend reinvestment plan;

     D. Purchases and sales for which the Review Officer has granted an exemption. The Review Officer may grant exemptions from the personal trading restrictions in this Code upon determining that the transaction for which an exemption is requested would not violate any policy embodied in this Code and that an exemption is appropriate to avoid an injustice to the employee in the particular factual situation presented. Factors to be considered may include: the size and holding period of the employee's position in the security, the market capitalization of the issuer, the liquidity of the security, the reason for the employee's requested transaction, the amount and timing of client trading in the same or a related security, and other relevant factors.

          Any employee wishing an exemption should submit a written request to the Review Officer setting forth the pertinent facts and reasons why the employee believes that the exemption should be granted. Employees are cautioned that exemptions are intended to be exceptions, and repetitive exemptive applications by an employee will not be well received.

V.        RESTRICTIONS AND PROCEDURES ON PERSONAL SECURITIES
          TRANSACTIONS

     A. Prohibited Purchases and Sales - Except as otherwise provided in Section IV hereof:

          1. No Access Person shall purchase or sell, directly or indirectly, any Security which he or she has, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which he or she knows or should have known at the time of such purchase or sale:

               (a) is being considered for purchase or sale by an Investment Company; or

               (b)  is being purchased or sold by an
               Investment Company.

          2. No Access Person shall reveal to any other person (except in the normal course of his or her duties on behalf of an Investment Company) any information regarding Securities transactions by an Investment Company or consideration by an Investment Company or the Adviser of any such Securities transaction.

     B.   Gifts:    No Access Person shall receive any gift
          or other thing of more than de minimis value
          ($100) from any person or entity that does business with or on behalf of an Investment
          Company.

     C.   Other Conflicts of Interest:     Access Persons
          should also be aware that areas other than personal securities transactions or gifts and sensitive payments may involve conflicts of interest. The following should be regarded as examples of situations involving real or potential conflicts rather than a complete list of situations to avoid.

          1. "Inside Information" - Specific reference is made to the Adviser's policy on the use of "inside information" which applies to
               Personal Securities Transactions as well as to client transactions.

          2. "Use of Information" - Information acquired in connection with employment by the organization may not be used in any way which might be contrary to or in competition with the interests of clients.

          3. "Disclosure of Information" - Information regarding actual or contemplated investment decisions, research priorities or client interests should not be disclosed to persons outside of our organization and in no way can be used for personal gain.


VI.  COMPLIANCE PROCEDURES

     A. Preclearance: All Access Persons are required to "preclear" Personal Securities Transactions prior to execution through the Review Officer. This includes bonds, stocks (including closed-end funds), convertibles, preferreds, options on securities, warrants, rights, etc. for domestic and foreign Securities whether publicly traded or privately placed. The only exceptions to this requirement are automatic dividend reinvestment plan acquisitions, financial futures and options on futures, automatic employee stock purchase plan acquisitions, U.S. Government securities, commercial paper, or non-volitional transactions. Non-volitional transactions include gifts to you over which you have no control of the timing or transactions which result from corporate action applicable to all similar Security holders (such as splits, tender offers, mergers, stock dividends, etc.). Please note, however, that most of these transactions must be reported even though they do not have to be precleared. The Review Officer may require other persons to preclear Personal Securities Transactions as he or she may deem necessary and appropriate for compliance with this Code. See Section VIII for reporting obligations.

     B.   Initial Public Offerings:     No Access Person may
          acquire securities in an initial public offering without the prior written approval of the Review
          Officer.

     C.   Private Placements:     No Access Person may
          acquire securities in a private placement without the prior written approval of the Review Officer.

     D.   Records of Securities Transactions:         All
          Access Persons are to direct their brokers to supply to the Review Officer, on a timely basis, duplicate copies of confirmations of all Personal
          Securities Transactions and copies of periodic statements for all Securities accounts.

     E.   Post-Trade Monitoring:   The Review Officer shall
          review all Personal Securities Transactions by Access Persons to ensure that no conflict exists with Investment Company trades.


VII. REPORTING REQUIREMENTS

     A. Initial Holdings Report. No later than 10 days after becoming an Access Person, whether through outside hiring or internal transfer, every Access Person shall report to the Review Officer the following information:

          1. The title, number of share and principal amount of each Security in which the Access
               Person had any Beneficial Ownership when the person became an Access Person;

          2. The name of any broker, dealer or bank with whom the Access Person maintained an account in which any securities were held for the direct or indirect benefit of the Access
               Person as of the date the person became an Access Person; and

          3.         The date the report is submitted by the
               Access Person.

     B.   Quarterly Transaction Reports.  No later  than  10
          days after the end of each calendar quarter, every Access Person shall report to the Review Officer, the following information1:

          1. With respect to any transaction during the quarter in a Personal Security Transaction in which the Access Person had any direct or indirect Beneficial Ownership:

               a. The date of the transaction, the title, the interest rate and maturity date (if applicable), the number of shares and the principal amount of each Security involved;

               b.   The  nature  of  the transaction  (i.e.,
                    purchase,   sale  or   other   type   of
                    acquisition or disposition);

               c. The price of the Security at which the transaction was effected;

               d. The name of the broker, dealer or bank with or through which transaction was effected; and

               e. The date that the report is submitted by the Access Person.

          2. With respect to any account established by the Access Person in which any securities were held during the quarter for the direct or indirect benefit of the Access Person:

               a. The name of the broker, dealer or bank with whom the Access Person established the account;

               b.   The  date  the  account was established;
                    and

               c. The date the report is submitted by the Access Person.

     C. Annual Holdings Reports and Certifications. Annually, every Access Person shall report and certify the following information (which information must be current as of a date no more than 30 days before the report is submitted):

          1.          The   title,  number  of  shares   and
               principal amount of each Security in which the Access Person had any direct or indirect
               Beneficial Ownership;

          2. The name of any broker, dealer or bank with whom the Access Person maintains an account in which any securities are held for the direct or indirect benefit of the Access Person;

          3.          Certification  that  he  or  she   has
               (i) read and understands this Code and recognizes that he or she is subject to the Code and (ii) complied with all requirements of the Code to which he or she is subject and disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of the Code; and

          4. The date that the report is submitted by the Access Person.

     D. Exceptions to Reporting Requirements. An Access Person need not make a report under this Section VII with respect to transactions effected for, and Securities held in, any account over which the person has no direct or indirect influence or control.

     The reports required by this section may also contain a statement declaring that the reporting or recording of any transaction shall not be construed as an admission that the Access Person making the report has any direct or indirect Beneficial Ownership in the Security to which the reports relates.


VIII.     CLASSIFICATION OF EMPLOYEES

     Unless otherwise determined, each employee shall be classified as an Access Person for the purposes of this Code. Notwithstanding the foregoing, an employee may seek a determination from the Chief Executive Officer that the employee is a Non-Access Person because of the limited nature of the employee's functions or duties. The Chief Executive Officer will make this determination on a case-by-case basis, and the employee will only be classified as a Non-Access Person if the Chief Executive Officer determines that the employee does not make, participate in, or obtain information regarding the purchases or sales of securities by an Investment Company, and such employee's functions do not relate to the making of any recommendations with respect to such purchases or sales. Periodically thereafter, but no less frequently than annually, the Chief Executive Officer shall reevaluate the employee's Non-Access Person classification. The Review Officer shall maintain a record of all such determinations, and will communicate any changes in classification directly to the employee.

IX.  SANCTIONS


     If the Review Officer determines that an employee has committed a violation of the Code, the Review Officer shall promptly notify the Chief Executive Officer of the Adviser, who shall be responsible for determining whether it is appropriate to impose sanctions or take other actions against the employee. The Chief
     Executive Officer shall make such determination in light of all relevant facts and circumstances, including the nature and seriousness of the violation, the extent to which the violation reflects a willful disregard of the employee's responsibilities under the Code and the employee's past history of compliance or non-compliance with the Code. Such sanctions or other actions may include, but are not limited to, one or more of the following:

     * requiring the employee to refrain from personal trading for a period;
     * disgorgement of any profits associated with transactions which constitute a violation of the Code, or restitution to an affected client or investment company;
     * requiring the employee to reverse the trade(s) in question and forfeit any profit or absorb any loss derived therefrom;
     *    a letter of censure;
     *    a monetary fine levied at the employee;
     *    suspension of the employment of the employee;
     *    termination of the employment of the employee;
     * civil referral to the SEC or other civil regulatory authority, if appropriate under the circumstances; or
     * criminal referral, if appropriate under the circumstances.

     The Chief Executive Officer shall have the sole authority to determine the sanction or other action, if any, to be imposed for any violation of the Code, including appropriate disposition of any monies forfeited pursuant to this provision. Prior to imposing sanctions or taking other actions against the employee, the Chief Executive Officer shall provide the employee with an opportunity to present information bearing on these matters.

     Failure to comply with any sanctions, including the failure to abide by a directive to reverse a trade or refrain from further trading, may result in the imposition of additional sanctions. Unless, in the opinion of the Chief Executive Officer, there are extenuating circumstances, a repeat violation of the Code and any violation involving deception, dishonesty or a willful failure to comply, will result in one or more of the most severe sanctions, including the imposition of a monetary fine and/or the suspension or termination of employment.

     If the employee committing the violation is the Chief Executive Officer, rather than reporting to the Chief Executive Officer the Review Officer shall make his/her report to the President of TMF Corp., who shall then make a determination with respect to sanctions or actions described above in place of the Chief Executive Officer.


_______________________________
1 Access Persons who provide copies of confirmations and periodic statements pursuant to Section VII hereof need only certify in such report that no other transactions were executed during the quarter.